DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Basis of Presentation (Details)	Jan. 01, 2018
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of voting rights in surviving company for former shareholders of acquirer	45.00%
Cablevision S.A.
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of voting rights in surviving company for former shareholders of acquiree	55.00%